Liquidity and Summary of Significant Accounting Principles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Exit Activities [Table Text Block]
The discontinuance of this development program is considered an exit activity. As such, we recognized the following expenses in 2014:

Severance costs	$320,000
Loss on abandonment of lease	243,000
Loss on disposal of assets	132,000

Total	$695,000

Revenue from External Customers by Geographic Areas [Table Text Block]
Product sales consist of the following:

	Year Ended December 31,
	2015	2014

Revenue from U.S. product sales	$5,459,538	$4,273,181
Revenue from non-U.S. product sales	930,656	1,576,149
Total revenue from product sales	$6,390,194	$5,849,330

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Earnings (loss) per share are calculated for basic and diluted earnings per share as follows:

	Three Months ended September 30, 2016	Three Months ended September 30, 2015
	Successor	Predecessor
Numerator for basic and fully diluted income (loss) per share	$(1,916,673)	$(13,828,987)

Denominator for basic and fully diluted income (loss) per share weighted average outstanding common shares	9,927,112	125,951,100

Basic and diluted earnings (loss) per share
Basic	$(0.19)	$(0.11)
Diluted	$(0.19)	$(0.11)

	Period from May 5, 2016 through September 30, 2016	Period from January 1, 2016 through May 4, 2016	Nine Months ended September 30, 2015
	Successor	Predecessor	Predecessor
Numerator for basic income (loss) per share	$(3,211,516)	$28,173,934	$(10,592,224)
Numerator adjustment for potential dilutive securities	-	172,546	-
Numerator for diluted income (loss) per share	(3,211,516)	28,346,480	(10,592,224)

Denominator for basic income (loss) per share weighted average outstanding common shares	9,876,605	125,951,100	125,951,100
Dilutive effect of convertible debt	-	67,307,692	-
Denominator for diluted income (loss) per share weighted average outstanding common shares	9,876,605	193,258,792	125,951,100

Basic and diluted earnings (loss) per share
Basic	$(0.33)	$0.22	$(0.08)
Diluted	$(0.33)	$0.15	$(0.08)

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
All equity-based compensation is estimated on the grant date using the Black-Scholes option pricing model. The assumptions used in the model for the LTIP and EIP are summarized in the following table:

	2015	2014
Risk free rate	1.4-1.7%	0.1-1.7%
Weighted average expected years until exercise	6.3	6.3
Expected stock volatility	93-117%	118-127%
Dividend yield	—	—

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Specific customer receivables balances in excess of 10% of total receivables at September 30, 2016 and December 31, 2015 were as follows:

	Successor	Predecessor
	September 30, 2016	December 31, 2015

BioProd / Pharmagena	49%	47%
Arthrex	34%	21%

Revenue from significant customers exceeding 10% of total revenues for the periods presented was as follows:

	Three Months ended September 30, 2016	Three Months ended September 30, 2015
	Successor	Predecessor

St. Luke's Hospital System	$42,000	$-
STEMCELL Technologies	37,773	-
Marion IL VA Hospital	24,000	-
Arthrex	-	1,938,485

	Period from May 5, 2016 through September 30, 2016	Period from January 1, 2016 through May 4, 2016	Nine Months ended September 30, 2015
	Successor	Predecessor	Predecessor

STEMCELL Technologies	$63,740	$-	$-
St. Luke's Hospital System	63,000	-	-
Vibra	35,320	-	-
Arthrex	-	1,342,480	6,316,296
Rohto Pharmaceutical, Co.	-	-	3,000,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
All of the Company’s outstanding stock options and warrants were considered anti-dilutive for the periods from January 1, 2016 through May 4, 2016, May 5 through September 30, 2016 and for the three and nine months ended September 30, 2015. The Company’s convertible debt was dilutive during the period from January 1, 2016 through May 4, 2016. The total number of anti-dilutive shares underlying common stock options, warrants exercisable for common stock, and convertible debt, which have been excluded from the computation of diluted earnings (loss) per share for the periods presented, was as follows:

	Three Months ended September 30, 2016	Three Months ended September 30, 2015
	Successor	Predecessor
Shares underlying:
Common stock options	-	12,738,931
Stock purchase warrants	6,180,000	116,134,682
Convertible debt	-	72,294,951

	Period from May 5, 2016 through September 30, 2016	Period from January 1, 2016 through May 4, 2016	Nine Months ended September 30, 2015
	Successor	Predecessor	Predecessor
Shares underlying:
Common stock options	-	9,173,119	12,738,931
Stock purchase warrants	6,180,000	113,629,178	116,134,682
Convertible debt	-	-	72,294,951